Fair Value Of Assets And Liabilities (Summary Of Balances Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,291,797,000	$ 1,496,302,000
Aggregate fair value of mortgage loans held-for-sale	306,838,000	356,662,000
Trading account securities	2,490,000	4,879,000
Mortgage loans held-for-sale	306,838,000	356,662,000
Mortgage servicing rights	6,700,000	8,762,000
Nonqualified deferred compensation assets	4,299,000	3,613,000
Derivative assets	38,607,000	18,670,000
Assets, Total	1,650,731,000	1,888,888,000
Derivative Liabilities	50,081,000	29,974,000
Loans past due greater than 90 days and still accruing	0	0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		71,000
Mortgage loans held-for-sale
Mortgage servicing rights
Nonqualified deferred compensation assets
Derivative assets
Assets, Total		71,000
Derivative Liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	2,490,000	436,000
Mortgage loans held-for-sale	306,838,000	356,662,000
Nonqualified deferred compensation assets	4,299,000	3,613,000
Derivative assets	38,607,000	18,670,000
Assets, Total	1,600,849,000	1,818,294,000
Derivative Liabilities	50,081,000	29,974,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		4,372,000
Mortgage servicing rights	6,700,000	8,762,000
Assets, Total	49,882,000	70,523,000
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining contractual principal balance outstanding, mortgage loans held-for-sale	300,000,000	353,100,000
U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	16,173,000	96,097,000
U.S. Treasury [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
U.S. Treasury [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	16,173,000	96,097,000
U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	765,916,000	884,055,000
U.S. Government Agencies [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	765,916,000	884,055,000
Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	60,098,000	52,303,000
Municipal [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Municipal [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	35,887,000	35,887,000
Municipal [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,211,000	16,416,000
Corporate Notes And Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	169,936,000	261,915,000
Corporate Notes And Other [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Corporate Notes And Other [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	169,936,000	252,074,000
Corporate Notes And Other [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,841,000
Mortgage-Backed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	248,551,000	161,681,000
Mortgage-Backed [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Mortgage-Backed [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	248,551,000	159,221,000
Mortgage-Backed [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,460,000
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	31,123,000	40,251,000
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Equity Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,152,000	11,579,000
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 18,971,000	$ 28,672,000